Total revenues and other income - Summary of other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Total revenues and other income
Grant income	€ 5,452	€ 6,549		€ 1,609
R&D incentives	45,951	43,923		26,912
Other income	804	425		479
Total other income	€ 52,207	€ 50,896	[1]	€ 29,000	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.